Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(4)(7)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(4)(7)	Value of Initial Fixed $100 Investment Based On:

Year					Total Shareholder Return	Peer Group Total Shareholder Return(3)	Net Income (dollars in millions)(5)(8)	Operating Earnings per Share(6)

2025	$11,243,261	$16,216,252	$3,312,531	$4,308,669	$213	$201	$229	$4.02
2024	10,403,588	18,278,230	3,007,899	4,550,140	184	190	421	3.80
2023	9,788,167	11,114,047	2,695,050	2,949,004	135	158	277	2.72
2022	8,751,746	7,363,718	2,954,124	2,551,345	108	151	631	2.91
2021	8,948,166	13,907,530	2,512,679	3,032,833	110	137	570	3.13

Company Selected Measure Name	Operating EPS
Named Executive Officers, Footnote	Reflects compensation for our Chief Executive Officer, Gary C. Bhojwani, who served as our Principal Executive Officer (“PEO”) in 2021, 2022, 2023, 2024 and 2025.Reflects compensation for Paul H. McDonough, Bruce K. Baude, Scott L. Goldberg and Matthew J. Zimpfer in 2021; Paul H. McDonough, Bruce K. Baude, Scott L. Goldberg and Eric R. Johnson in 2022; and Paul H. McDonough, Scott L. Goldberg, Eric R. Johnson and Matthew J. Zimpfer in 2023, 2024, and 2025 who served as NEOs in such years.
Peer Group Issuers, Footnote	Peer Group used for TSR comparisons for each fiscal year reported in this table is the S&P 500 Life & Health Insurance Index.
PEO Total Compensation Amount	$ 11,243,261	$ 10,403,588	$ 9,788,167	$ 8,751,746	$ 8,948,166
PEO Actually Paid Compensation Amount	$ 16,216,252	18,278,230	11,114,047	7,363,718	13,907,530
Adjustment To PEO Compensation, Footnote	To calculate 2025 Compensation Actually Paid to our CEO and other NEOs, the adjustments in the following table were made to total compensation as reported in the Summary Compensation Table:

2025	Summary Compensation Table Total	Deductions from Summary Compensation Table Total Pay(a)	Additions to Summary Compensation Table Total Pay(b)(c)	Compensation Actually Paid

Gary C. Bhojwani, Chief Executive Officer serving as PEO	$11,243,261	($7,718,440)	$12,691,431	$16,216,252
Average for Other NEOs Indicated Above	3,312,531	(1,611,920)	2,608,058	4,308,669
(a)Deductions from Summary Compensation Table Total Pay reflects values from the Option Awards and Stock Awards columns of the Summary Compensation Table for the year.
(b)The amounts in this column reflect the following additions:

2025	Year-End (YE) Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year	Total Equity Award Adjustments

Gary C. Bhojwani, Chief Executive Officer serving as PEO	$8,630,632	$3,222,505	$838,293	—	$12,691,431
Average for Other NEOs Indicated Above	1,796,426	636,813	$168,953	$5,866	2,608,058
(c)The equity awards included above are comprised of P-shares, RSUs and stock options granted from 2021 through 2025.
(8)     Net income for the year ended December 31, 2024 has been revised to conform to the current period’s presentation for the correction of immaterial errors.

Non-PEO NEO Average Total Compensation Amount	$ 3,312,531	3,007,899	2,695,050	2,954,124	2,512,679
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,308,669	4,550,140	2,949,004	2,551,345	3,032,833
Adjustment to Non-PEO NEO Compensation Footnote	To calculate 2025 Compensation Actually Paid to our CEO and other NEOs, the adjustments in the following table were made to total compensation as reported in the Summary Compensation Table:

2025	Summary Compensation Table Total	Deductions from Summary Compensation Table Total Pay(a)	Additions to Summary Compensation Table Total Pay(b)(c)	Compensation Actually Paid

Gary C. Bhojwani, Chief Executive Officer serving as PEO	$11,243,261	($7,718,440)	$12,691,431	$16,216,252
Average for Other NEOs Indicated Above	3,312,531	(1,611,920)	2,608,058	4,308,669
(a)Deductions from Summary Compensation Table Total Pay reflects values from the Option Awards and Stock Awards columns of the Summary Compensation Table for the year.
(b)The amounts in this column reflect the following additions:

2025	Year-End (YE) Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Fair Value as of Vesting Date of Equity Awards Granted and Vested During the Year	Total Equity Award Adjustments

Gary C. Bhojwani, Chief Executive Officer serving as PEO	$8,630,632	$3,222,505	$838,293	—	$12,691,431
Average for Other NEOs Indicated Above	1,796,426	636,813	$168,953	$5,866	2,608,058
(c)The equity awards included above are comprised of P-shares, RSUs and stock options granted from 2021 through 2025.
(8)     Net income for the year ended December 31, 2024 has been revised to conform to the current period’s presentation for the correction of immaterial errors.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table	the measures we believe are most important in linking Compensation Actually Paid to Company performance during 2025:
1.Operating EPS
2.Operating ROE
3.Relative TSR
Further details on these measures and how they feature in our compensation plans can be found in our “Compensation Discussion and Analysis” section beginning on page 39.

Total Shareholder Return Amount	$ 213	184	135	108	110
Peer Group Total Shareholder Return Amount	201	190	158	151	137
Net Income (Loss)	$ 229,000,000	$ 421,000,000	$ 277,000,000	$ 631,000,000	$ 570,000,000
Company Selected Measure Amount | $ / shares	4.02	3.80	2.72	2.91	3.13
PEO Name	Gary C. Bhojwani
Additional 402(v) Disclosure	Measurement date equity fair values are calculated with assumptions derived on a basis consistent with those used in determining the grant date fair value. RSUs are valued based on the stock price on the relevant measurement date. P-shares are adjusted to reflect an accrued payout factor consistent with assumptions used for ASC 718 purposes and the stock price on the relevant measurement date. Stock options are valued using a Black-Scholes model as of the relevant measurement date, using assumptions consistent with those used for the grant date fair value purposes.
(5)This column reflects the Net Income required to be disclosed in the Company’s audited GAAP financial statements. Due to the adoption of Accounting Standards Update 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”), which was effective January 1, 2023, Net Income for the years ended December 31, 2021 and 2022 has been restated to reflect the impact of the adoption of ASU 2018-12. For the years ended December 31, 2021 and 2022, previously reported Net Income was $441 million and $397 million, respectively.

Measure:: 1
Pay vs Performance Disclosure
Name	Operating EPS
Non-GAAP Measure Description	This column reflects the Operating EPS results used, or expected to be used, in calculating payouts for applicable P-share awards. Operating EPS is a non-GAAP financial measure. Refer to “P-Share Performance Metrics Defined” beginning on page 57 for more information. Also, see “A Note About Non-GAAP Financial Measures” on page 1, and see Annex A for a description of this measure and reconciliation to the comparable GAAP measure. Due to the adoption of ASU 2018-12, as noted above, Operating EPS for the years ended December 31, 2021 and 2022 has been restated to reflect the impact of the adoption of ASU 2018-12. For the years ended December 31, 2021 and 2022, previously reported Operating EPS was $2.72 and $2.18, respectively.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating ROE
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,718,440)
PEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,691,431
PEO | Year End Value of Current Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	8,630,632
PEO | Change In Value As Of Year End For Prior Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	3,222,505
PEO | Change In Fair Value As Of Vesting Date For Prior Year Awards Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	838,293
PEO | Fair Value As Of Vesting Date Of Current Year Awards Granted And Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,611,920)
Non-PEO NEO | Equity Award Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,608,058
Non-PEO NEO | Year End Value of Current Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	1,796,426
Non-PEO NEO | Change In Value As Of Year End For Prior Year Awards Outstanding [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	636,813
Non-PEO NEO | Change In Fair Value As Of Vesting Date For Prior Year Awards Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	168,953
Non-PEO NEO | Fair Value As Of Vesting Date Of Current Year Awards Granted And Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 5,866